Investment Objectives and Goals	Jan. 31, 2026
MFS Global High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global High Yield Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
MFS High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® High Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
MFS High Yield Pooled Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	MFS® High Yield Pooled Portfolio Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.
MFS Municipal High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Municipal High Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on high income exempt from U.S. federal income tax, but also considering capital appreciation.